Borrowings Under Repurchase Agreements	1 Months Ended
Jun. 30, 2012
Borrowings Under Repurchase Agreements
Borrowings Under Repurchase Agreements

Note 5 – Borrowings Under Repurchase Agreements

As of June 30, 2012, the Company had master repurchase agreements with nine (9) counterparties, and was in discussions with additional counterparties, to finance substantially its entire Agency RMBS portfolio.  As of June 30, 2012, the Company had borrowings under repurchase agreements with nine (9) counterparties.  For the period from May 15, 2012 (commencement of operations) through June 30, 2012, the Company had average borrowings under its repurchase agreements of approximately $1.5 billion and had a maximum month-end balance during the period of approximately $1.7 billion.

The repurchase agreements bear interest at a contractually agreed-upon rate and typically have terms ranging from one month to three months.  The Company’s repurchase agreement borrowings are accounted for as secured borrowings given that the Company maintains effective control of the financed assets.  Under the repurchase agreements, the respective lender retains the right to mark the underlying collateral to fair value. A reduction in the value of pledged assets would require the Company to post additional securities as collateral, pay down borrowings or establish cash margin accounts with the counterparties in order to re-establish the agreed-upon collateral requirements, referred to as margin calls.  The inability of the Company to post adequate collateral for a margin call by the counterparty could result in a condition of default under the Company’s repurchase agreements, thereby enabling the counterparty to liquidate the collateral pledged by the Company, which may have an adverse effect on the Company’s financial condition and results of operations.

Further, if the Company is unable to renew, replace or expand repurchase financing with other sources of financing on substantially similar terms it may have an adverse effect on the Company’s business and results of operations, due to the long term nature of the Company’s investments and relatively short- term maturities of the Company’s repurchase agreements.  The financial covenants of certain of the repurchase agreements require the Company to maintain certain equity and leverage metrics. The Company is in compliance with these covenants at June 30, 2012.

The following table summarizes certain characteristics of the Company’s repurchase agreements at June 30, 2012:

RMBS Pledged	Repurchase Agreement Borrowings	Weighted Average Interest Rate on Borrowings Outstanding at end of period	Weighted Average Remaining Maturity (days)
Agency RMBS	$1,736,493	0.42%	54
Total	$1,736,493	0.42%	54